Condensed Consolidated Balance Sheets (Unaudited) ¥ in Thousands, $ in Thousands	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 4,890	$ 674	¥ 8,085
Short-term investment	1,702	235	2,032
Accounts receivable, net	21,698	2,990	36,276
Prepayments	15,258	2,103	13,745
Other current assets	1,235	169	7,505
Total current assets	44,783	6,171	67,643
Non-current assets:
Restricted cash- non-current	5,000	689	5,000
Goodwill	64,332	8,865	709,240
Property and equipment, net	6	1	6
Operating lease right-of-use assets	804	111	947
Intangible Assets	678	93
Total non-current assets	70,820	9,759	715,193
Total assets	115,603	15,930	782,836
Current liabilities:
Accounts payable	25,451	3,507	36,972
Short-term debt	35,702	4,920	32,070
Taxes payable	1,139	157	1,457
Contingent liabilities for payable for asset acquisition	168,355	23,200	162,808
Operating lease liabilities	362	50	349
Accrued expenses and other current liabilities	49,347	6,800	33,209
Notes payable	1,043,941	143,859	1,067,633
Total current liabilities	1,329,828	183,255	1,338,822
Non-current liabilities:
Operating lease liabilities, non-current	406	56	587
Total non-current liabilities	406	56	587
Total liabilities	1,330,234	183,311	1,339,409
Commitments and contingencies (Note 15)
SHAREHOLDERS’ DEFICIT:
Additional paid-in capital	3,077,148	424,042	3,137,002
Accumulated deficit	(4,534,513)	(624,873)	(3,856,801)
Accumulated other comprehensive income	63,248	8,716	106,048
Total shareholders’ deficit	(1,214,631)	(167,381)	(556,573)
Total liabilities and shareholders’ deficit	115,603	15,930	782,836
Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT:
Ordinary shares value	174,863	24,097	52,555
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT:
Ordinary shares value	4,623	637	4,623
Related Party
Current liabilities:
Amounts due to a related party	¥ 5,531	$ 762	¥ 4,324